Main Page (1)

TYPE		13F-HR
PERIOD	03/31/01
Filer
	CIK	0001117371
	CCC	cp#5vhmk
	SUBMISSION-CONTACT
		Name	 Lois Cox
		Phone 785-587-6613

Attached Documents Page (2)
				FORM 13F
				FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,2001
Check here if Amendment [  ]; Amendment Number:

The Amendment (Check only one.): [  ] is a restatement.
				 	   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: F B CAPITAL MANAGEMENT OF KANSAS
Address: 2627 KFB PLAZA
	   MANHATTAN, KS 66503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lois Cox
Title:	Portfolio Manager
Phone:	785-587-6613
Signature, Place, and Date of Signing:

Lois Cox   Manhattan, Kansas March 31,2001

Report Type ( Check only one.):
[ x ]	13F HOLDIONGS REPORT.

[   ]	13F NOTICE.

[   ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:		$191,780


List of Other Included Managers:

                                          Form 13 F Information
Table
                      Title of            Value   Shares/ SH/
InvstOtherVoting Authority
    Name of Issuer     Class Cusip       (x$1000  Prn Amt Prn
DscrtMgrs    Sole SharedNone
American Agri Ins Co    Com  02360*100       768        34 SH Sole
No       34     0   0
American Agri Ins Co    Com  02360*118     30235      1395 SH Sole
No     1395     0   0
Amer Farm Bur Ins Svcs  Com  02590#108       260       250 SH Sole
No      250     0   0
American Home Products  Com  026609107      1216     20700 SH Sole
No    20700     0   0
BJ Svcs Co              Com  055482103      1068     15000 SH Sole
No    15000     0   0
Black & Decker Corp.    Com  091797100       636     17300 SH Sole
No    17300     0   0
Brinker Intern'tl Inc.  Com  109641100       703     25200 SH Sole
No    25200     0   0
Camden Property Trust   Com  133131102      1423     42802 SH Sole
No    42802     0   0
Carnival Corp           Com  143658102       913     33000 SH Sole
No    33000     0   0
Carramerica Realty      Com  144418100      1081     37900 SH Sole
No    37900     0   0
DST Systems Inc         Com  233326107       552     11450 SH Sole
No    11450     0   0
Duke-Weeks Realty Corp  Com  264411505      1141     49300 SH Sole
No    49300     0   0
FBL Financial Group In  Com  30239F106      4288    274897 SH Sole
No   274897     0   0
Henry, Jack  & Assoc    Com  426281101      1064     44900 SH Sole
No    44900     0   0
Highwood Properties     Com  431284108       675     27400 SH Sole
No    27400     0   0
Insituform Technologie  Com  457667103       714     21900 SH Sole
No    21900     0   0
International Business  Com  459200101      1731     18000 SH Sole
No    18000     0   0
Kansas Venture Capital  Com  48553#106       295     15000 SH Sole
No    15000     0   0
Lafarge Corp            Com  505862102      1426     47000 SH Sole
No    47000     0   0
Legg Mason Inc          Com  524901105      1078     25600 SH Sole
No    25600     0   0
Mid-Cap S & P Dep Recp  Com  595635103      3047     36100 SH Sole
No    36100     0   0
Perkinelmer Inc         Com  714046109       616     11750 SH Sole
No    11750     0   0
Repsol ADR              Com  76026T205      1227     69000 SH Sole
No    69000     0   0
Royal Dutch Petro NY    Com  780257804      1125     20300 SH Sole
No    20300     0   0
S&P 500 Dep Rec         Com  78462F103     17772    152300 SH Sole
No   152300     0   0
SPX Corp                Com  784635104      1009     11120 SH Sole
No    11120     0   0
Sector SPDR Tr          Com  81369Y803       345     13900 SH Sole
No    13900     0   0
Smurfit-Stone Containe  Com  832727101       689     51800 SH Sole
No    51800     0   0
Southwest Securities G  Com  845224104       502     26860 SH Sole
No    26860     0   0
Telefonica De Espana A  Com  879382208      1331     27795 SH Sole
No    27795     0   0
Tyco Intl Ltd           Com  902124106      1301     30100 SH Sole
No    30100     0   0
US Bancorp              Com  902973304       546     23523 SH Sole
No    23523     0   0
United Rentals Inc      Com  911363109       464     28400 SH Sole
No    28400     0   0
Verizon Communications  Com  92343V104      1083     21960 SH Sole
No    21960     0   0
Viacom Inc              Com  925524308      1148     26101 SH Sole
No    26101     0   0
Wal Mart Stores Inc     Com  931142103      1636     32400 SH Sole
No    32400     0   0
Walgreen Co             Com  931422109      1306     32000 SH Sole
No    32000     0   0
Weingarten Realty       Com  948741103      1112     26300 SH Sole
No    26300     0   0
Worldcom Inc            Com  98157D106       453     24250 SH Sole
No    24250     0   0
Global Crossing LTD     Com  G3921A100       647     47950 SH Sole
No    47950     0   0
Kansas Farm Bureau Svc  Com  485997118       305      3050 SH Sole
No     3050     0   0
KFB Insurance Company   Com  49376@101     14195      4987 SH Sole
No     4987     0   0
FBL Financial Group In  Prf  30239F304     88653   3429500 SH Sole
No  3429500      0   0


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